Financial Risk Management and Policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management and Policies [Abstract]
Schedule of Demonstrates the Sensitivity to a Reasonably Possible Change in 3 Months EIBOR

The following table demonstrates the sensitivity to a reasonably possible change in 3 months EIBOR, with all other variables held constant:

	Increase/ (decrease) of 3 months EIBOR	Effect on profit for the year

2024	+1%	55,459
	-1%	(55,459)

2023	+1%	71,304
	-1%	(71,304)

Schedule of Maturity Profile of the Group’s Financial Liabilities

The table below summarizes the maturity profile of the Group’s financial liabilities at December 31 based on contractual undiscounted payments:

	On demand	Less than 3 months	3 to 12 months	1-5 years	> 5 years	Total
As at December 31, 2024
Borrowings (including accrued interest)	152,358,319	133,695	386,231	1,126,506	Nil	154,004,751
Other payables	135,285,479	Nil	Nil	Nil	Nil	135,285,479
Lease liabilities	Nil	2,605,178	6,578,285	38,832,816	619,298,259	667,314,538
Trade and accounts payables (excluding accrued interest)	Nil	35,046,724	Nil	Nil	Nil	35,046,724
	287,643,798	37,785,597	6,964,516	39,959,322	619,298,259	991,651,492

As at December 31, 2023
Borrowings (including accrued interest)	163,606,250	127,882	373,983	1,550,206	Nil	165,658,321
Other payables	130,000,000	Nil	Nil	Nil	Nil	130,000,000
Lease liabilities	Nil	2,760,377	6,118,649	46,895,151	824,315,184	880,089,361
Trade and accounts payables (excluding accrued interest)	Nil	36,733,961	Nil	Nil	Nil	36,733,961
Derivative warrant liability	Nil	Nil	314,188	Nil	Nil	314,188
	293,606,250	39,622,220	6,806,820	48,445,357	824,315,184	1,212,795,831

Schedule of Liabilities Arising from Financing Activities

Below is the movement of liabilities arising from financing activities of the Group for the years ended December 31:

	As at January 1	Cash inflow	Cash outflow	Interest paid	Others*	As at December 31

2024
Borrowings (including accrued interest)	165,402,251	Nil	(14,396,134)	(13,880,392)	16,629,906	153,755,631
Lease liabilities	91,991,314	Nil	(6,370,879)	Nil	8,116,212	93,736,647

2023
Borrowings (including accrued interest)	177,294,288	Nil	(14,396,134)	(15,102,898)	17,606,995	165,402,251
Lease liabilities	90,873,411	Nil	(4,137,362)	Nil	5,255,265	91,991,314

*	The “Others” column mainly represents interest accrued, amortizations and costs associated with the organization of borrowings.

Schedule of Net Debt Divided by Total Capital Plus Net Debt
	2024	2023

Borrowings (including accrued interest)	153,755,631	165,402,251
Lease liabilities	93,736,647	91,991,314
Less: restricted bank balances, cash and cash equivalents	(28,845,746)	(28,414,502)
Net debt	218,646,532	228,979,063

Total equity	61,205,407	56,766,497
Total equity and net debt	279,851,939	285,745,560

Gearing ratio	78%	80%

Schedule of Reconciliation of Adjusted EBITDA to Profit or Loss

Reconciliation of adjusted EBITDA to profit or loss

		2024	2023

Profit / (loss) before tax		4,470,236	(48,328,195)
Adjustments for:
Depreciation of property, plant and equipment	7	12,665,993	12,656,056
Interest on borrowings	9	16,629,906	17,606,995
Interest on BIA	9	5,285,479	Nil
Interest on lease liabilities	9	3,142,114	3,086,680
Sublease costs and legal settlement	8, 9	7,853,049	Nil
Changes in fair value of derivative financial instruments	13	3,349,664	3,653,296
Asset retirement obligation - accretion expense	9	70,291	68,040
Litigation settlement	18	Nil	55,746,035
(Reversal) / provision of expected credit losses of trade accounts receivables	8	(3,162,470)	18,202,132
Write-off of advances to contractor	8, 14	Nil	15,006,262
SEC settlement charges	8	Nil	5,000,000
Write-off of other receivables	8	272,257	Nil
Write-off of trade accounts receivables	8	Nil	927,519
Legal costs		2,932,216	Nil
Other legal and professional costs		2,875,827	Nil
Other income		(1,792,252)	Nil
Change in estimated fair value of derivative warrant liability		(314,188)	(3,931,592)
Adjusted EBITDA		54,278,122	79,693,228